Long-term debt (Details) In Millions, unless otherwise specified										12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended				12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended						12 Months Ended
	Dec. 31, 2014 CAD		Dec. 31, 2013 CAD		Dec. 31, 2014 Total Debentures And Notes [Member] USD ($)	Dec. 31, 2014 Total Debentures And Notes [Member] CAD		Dec. 31, 2013 Total Debentures And Notes [Member] CAD		Dec. 31, 2014 Canadian National Series [Member] Debentures and notes [Member] CNR 2014 Notes [Member] USD ($)		Dec. 31, 2014 Canadian National Series [Member] Debentures and notes [Member] CNR 2014 Notes [Member] CAD		Dec. 31, 2013 Canadian National Series [Member] Debentures and notes [Member] CNR 2014 Notes [Member] CAD		Dec. 31, 2014 Canadian National Series [Member] Debentures and notes [Member] CNR 2015 Notes [Member] USD ($)		Dec. 31, 2014 Canadian National Series [Member] Debentures and notes [Member] CNR 2015 Notes [Member] CAD		Dec. 31, 2013 Canadian National Series [Member] Debentures and notes [Member] CNR 2015 Notes [Member] CAD		Dec. 31, 2014 Canadian National Series [Member] Debentures and notes [Member] Cnr 2016 Notes 5 Yr [Member] USD ($)		Dec. 31, 2014 Canadian National Series [Member] Debentures and notes [Member] Cnr 2016 Notes 5 Yr [Member] CAD		Dec. 31, 2013 Canadian National Series [Member] Debentures and notes [Member] Cnr 2016 Notes 5 Yr [Member] CAD		Dec. 31, 2014 Canadian National Series [Member] Debentures and notes [Member] CNR 2016 Notes [Member] USD ($)		Dec. 31, 2014 Canadian National Series [Member] Debentures and notes [Member] CNR 2016 Notes [Member] CAD		Dec. 31, 2013 Canadian National Series [Member] Debentures and notes [Member] CNR 2016 Notes [Member] CAD		Dec. 31, 2014 Canadian National Series [Member] Debentures and notes [Member] CNR 2017 Notes [Member] USD ($)		Dec. 31, 2014 Canadian National Series [Member] Debentures and notes [Member] CNR 2017 Notes [Member] CAD		Dec. 31, 2013 Canadian National Series [Member] Debentures and notes [Member] CNR 2017 Notes [Member] CAD		Dec. 31, 2014 Canadian National Series [Member] Debentures and notes [Member] CNR 2018 Notes 10 Yr [Member] USD ($)		Dec. 31, 2014 Canadian National Series [Member] Debentures and notes [Member] CNR 2018 Notes 10 Yr [Member] CAD		Dec. 31, 2013 Canadian National Series [Member] Debentures and notes [Member] CNR 2018 Notes 10 Yr [Member] CAD		Dec. 31, 2014 Canadian National Series [Member] Debentures and notes [Member] CNR 2018 Notes 20 Yr [Member] USD ($)		Dec. 31, 2014 Canadian National Series [Member] Debentures and notes [Member] CNR 2018 Notes 20 Yr [Member] CAD		Dec. 31, 2013 Canadian National Series [Member] Debentures and notes [Member] CNR 2018 Notes 20 Yr [Member] CAD		Dec. 31, 2014 Canadian National Series [Member] Debentures and notes [Member] CNR 2019 Notes [Member] USD ($)		Dec. 31, 2014 Canadian National Series [Member] Debentures and notes [Member] CNR 2019 Notes [Member] CAD		Dec. 31, 2013 Canadian National Series [Member] Debentures and notes [Member] CNR 2019 Notes [Member] CAD		Dec. 31, 2014 Canadian National Series [Member] Debentures and notes [Member] CNR 2021 Notes [Member] USD ($)		Dec. 31, 2014 Canadian National Series [Member] Debentures and notes [Member] CNR 2021 Notes [Member] CAD		Dec. 31, 2013 Canadian National Series [Member] Debentures and notes [Member] CNR 2021 Notes [Member] CAD		Dec. 31, 2014 Canadian National Series [Member] Debentures and notes [Member] CNR 2022 Notes [Member] USD ($)		Dec. 31, 2014 Canadian National Series [Member] Debentures and notes [Member] CNR 2022 Notes [Member] CAD		Dec. 31, 2013 Canadian National Series [Member] Debentures and notes [Member] CNR 2022 Notes [Member] CAD		Dec. 31, 2014 Canadian National Series [Member] Debentures and notes [Member] CNR 2028 Notes [Member] USD ($)		Dec. 31, 2014 Canadian National Series [Member] Debentures and notes [Member] CNR 2028 Notes [Member] CAD		Dec. 31, 2013 Canadian National Series [Member] Debentures and notes [Member] CNR 2028 Notes [Member] CAD		Dec. 31, 2014 Canadian National Series [Member] Debentures and notes [Member] CNR 2034 Notes [Member] USD ($)		Dec. 31, 2014 Canadian National Series [Member] Debentures and notes [Member] CNR 2034 Notes [Member] CAD		Dec. 31, 2013 Canadian National Series [Member] Debentures and notes [Member] CNR 2034 Notes [Member] CAD		Dec. 31, 2014 Canadian National Series [Member] Debentures and notes [Member] CNR 2036 Notes [Member] USD ($)		Dec. 31, 2014 Canadian National Series [Member] Debentures and notes [Member] CNR 2036 Notes [Member] CAD		Dec. 31, 2013 Canadian National Series [Member] Debentures and notes [Member] CNR 2036 Notes [Member] CAD		Dec. 31, 2014 Canadian National Series [Member] Debentures and notes [Member] CNR 2023 Debentures [Member] USD ($)		Dec. 31, 2014 Canadian National Series [Member] Debentures and notes [Member] CNR 2023 Debentures [Member] CAD		Dec. 31, 2013 Canadian National Series [Member] Debentures and notes [Member] CNR 2023 Debentures [Member] CAD		Dec. 31, 2014 Canadian National Series [Member] Debentures and notes [Member] CNR 2031 Debentures [Member] USD ($)		Dec. 31, 2014 Canadian National Series [Member] Debentures and notes [Member] CNR 2031 Debentures [Member] CAD		Dec. 31, 2013 Canadian National Series [Member] Debentures and notes [Member] CNR 2031 Debentures [Member] CAD		Dec. 31, 2014 Canadian National Series [Member] Debentures and notes [Member] CNR 2037 Debentures [Member] USD ($)		Dec. 31, 2014 Canadian National Series [Member] Debentures and notes [Member] CNR 2037 Debentures [Member] CAD		Dec. 31, 2013 Canadian National Series [Member] Debentures and notes [Member] CNR 2037 Debentures [Member] CAD		Dec. 31, 2014 Canadian National Series [Member] Debentures and notes [Member] CNR 2042 Notes [Member] USD ($)		Dec. 31, 2014 Canadian National Series [Member] Debentures and notes [Member] CNR 2042 Notes [Member] CAD		Dec. 31, 2013 Canadian National Series [Member] Debentures and notes [Member] CNR 2042 Notes [Member] CAD		Dec. 31, 2014 Canadian National Series [Member] Debentures and notes [Member] CNR 2043 Notes [Member] USD ($)		Dec. 31, 2014 Canadian National Series [Member] Debentures and notes [Member] CNR 2043 Notes [Member] CAD		Dec. 31, 2013 Canadian National Series [Member] Debentures and notes [Member] CNR 2043 Notes [Member] CAD		Dec. 31, 2014 Canadian National Series [Member] Debentures and notes [Member] CNR 2021 Notes 7Yr [Member] CAD		Dec. 31, 2013 Canadian National Series [Member] Debentures and notes [Member] CNR 2021 Notes 7Yr [Member] CAD		Dec. 31, 2014 Canadian National Series [Member] Debentures and notes [Member] CNR 2017 Notes 3 Yr Floating [Member] USD ($)		Dec. 31, 2014 Canadian National Series [Member] Debentures and notes [Member] CNR 2017 Notes 3 Yr Floating [Member] CAD		Dec. 31, 2013 Canadian National Series [Member] Debentures and notes [Member] CNR 2017 Notes 3 Yr Floating [Member] CAD		Dec. 31, 2014 Canadian National Series [Member] Debentures and notes [Member] CNR 2024 Notes 10 Yr [Member] USD ($)		Dec. 31, 2014 Canadian National Series [Member] Debentures and notes [Member] CNR 2024 Notes 10 Yr [Member] CAD		Dec. 31, 2013 Canadian National Series [Member] Debentures and notes [Member] CNR 2024 Notes 10 Yr [Member] CAD		Dec. 31, 2014 Canadian National Series [Member] Puttable Reset Securities Purssm [Member] CNR 2036 Puttable Reset Securities [Member] USD ($)		Dec. 31, 2014 Canadian National Series [Member] Puttable Reset Securities Purssm [Member] CNR 2036 Puttable Reset Securities [Member] CAD		Dec. 31, 2013 Canadian National Series [Member] Puttable Reset Securities Purssm [Member] CNR 2036 Puttable Reset Securities [Member] CAD		Dec. 31, 2014 Illinois Central [Member] Debentures and notes [Member] IC 2056 Income Debentures [Member] USD ($)		Dec. 31, 2014 Illinois Central [Member] Debentures and notes [Member] IC 2056 Income Debentures [Member] CAD		Dec. 31, 2013 Illinois Central [Member] Debentures and notes [Member] IC 2056 Income Debentures [Member] CAD		Dec. 31, 2014 Illinois Central [Member] Debentures and notes [Member] IC 2096 Debentures [Member] USD ($)		Dec. 31, 2014 Illinois Central [Member] Debentures and notes [Member] IC 2096 Debentures [Member] CAD		Dec. 31, 2013 Illinois Central [Member] Debentures and notes [Member] IC 2096 Debentures [Member] CAD		Dec. 31, 2014 B C Rail Series [Member] Subordinated Notes [Member] BCR 2094 Subordinted Notes [Member] CAD		Dec. 31, 2013 B C Rail Series [Member] Subordinated Notes [Member] BCR 2094 Subordinted Notes [Member] CAD		Dec. 31, 2014 Other Long Term Debt [Member] Capital Lease Obligations And Other [Member] CAD	Dec. 31, 2013 Other Long Term Debt [Member] Capital Lease Obligations And Other [Member] CAD	Dec. 31, 2014 Other Long Term Debt [Member] Commercial Paper [Member] CAD	Dec. 31, 2013 Other Long Term Debt [Member] Commercial Paper [Member] CAD	Dec. 31, 2014 Other Long Term Debt [Member] Proceeds From Accounts Receivable Securitization [Member] CAD	Dec. 31, 2013 Other Long Term Debt [Member] Proceeds From Accounts Receivable Securitization [Member] CAD
Debt Instrument [Line Items]
Interest rate										4.95%	[1],[2]	4.95%	[1],[2]			0.43%	[1],[3]	0.43%	[1],[3]	0.44%	[1],[3]	1.45%	[1],[2]	1.45%	[1],[2]			5.80%	[1],[2]	5.80%	[1],[2]			5.85%	[1],[2]	5.85%	[1],[2]			5.55%	[1],[2]	5.55%	[1],[2]			6.80%	[1],[2]	6.80%	[1],[2]			5.55%	[1],[2]	5.55%	[1],[2]			2.85%	[1],[2]	2.85%	[1],[2]			2.25%	[1],[2]	2.25%	[1],[2]			6.90%	[1],[2]	6.90%	[1],[2]			6.25%	[1],[2]	6.25%	[1],[2]			6.20%	[1],[2]	6.20%	[1],[2]			7.63%	[1]	7.63%	[1]			7.38%	[1],[2]	7.38%	[1],[2]			6.38%	[1],[2]	6.38%	[1],[2]			3.50%	[1],[2]	3.50%	[1],[2]			4.50%	[1],[2]	4.50%	[1],[2]			2.75%	[1],[2]			0.40%	[1],[3]	0.40%	[1],[3]			2.95%	[1],[2]	2.95%	[1],[2]			6.71%	[1],[2]	6.71%	[1],[2]			5.00%	[1]	5.00%	[1]			7.70%	[1]	7.70%	[1]
Non-Interest Bearing																																																																																																																																																								Non-interest bearing	[1],[4]
Term of Issuance										6	[1],[2]	6	[1],[2]			2	[1],[3]	2	[1],[3]			5	[1],[2]	5	[1],[2]			10	[1],[2]	10	[1],[2]			10	[1],[2]	10	[1],[2]			10	[1],[2]	10	[1],[2]			20	[1],[2]	20	[1],[2]			10	[1],[2]	10	[1],[2]			10	[1],[2]	10	[1],[2]			10	[1],[2]	10	[1],[2]			30	[1],[2]	30	[1],[2]			30	[1],[2]	30	[1],[2]			30	[1],[2]	30	[1],[2]			30	[1]	30	[1]			30	[1],[2]	30	[1],[2]			30	[1],[2]	30	[1],[2]			30	[1],[2]	30	[1],[2]			30	[1],[2]	30	[1],[2]			7	[1],[2]			3	[1],[3]	3	[1],[3]			10	[1],[2]	10	[1],[2]			30	[1],[2]	30	[1],[2]			99	[1]	99	[1]			100	[1]	100	[1]			90	[1],[4]
Maturity Date of Long-term debt										Jan. 15, 2014	[1],[2]	Jan. 15, 2014	[1],[2]			Nov. 06, 2015	[1],[3]	Nov. 06, 2015	[1],[3]			Dec. 15, 2016	[1],[2]	Dec. 15, 2016	[1],[2]			Jun. 01, 2016	[1],[2]	Jun. 01, 2016	[1],[2]			Nov. 15, 2017	[1],[2]	Nov. 15, 2017	[1],[2]			May 15, 2018	[1],[2]	May 15, 2018	[1],[2]			Jul. 15, 2018	[1],[2]	Jul. 15, 2018	[1],[2]			Mar. 01, 2019	[1],[2]	Mar. 01, 2019	[1],[2]			Dec. 15, 2021	[1],[2]	Dec. 15, 2021	[1],[2]			Nov. 15, 2022	[1],[2]	Nov. 15, 2022	[1],[2]			Jul. 15, 2028	[1],[2]	Jul. 15, 2028	[1],[2]			Aug. 01, 2034	[1],[2]	Aug. 01, 2034	[1],[2]			Jun. 01, 2036	[1],[2]	Jun. 01, 2036	[1],[2]			May 15, 2023	[1]	May 15, 2023	[1]			Oct. 15, 2031	[1],[2]	Oct. 15, 2031	[1],[2]			Nov. 15, 2037	[1],[2]	Nov. 15, 2037	[1],[2]			Nov. 15, 2042	[1],[2]	Nov. 15, 2042	[1],[2]			Nov. 07, 2043	[1],[2]	Nov. 07, 2043	[1],[2]			Feb. 18, 2021	[1],[2]			Nov. 14, 2017	[1],[3]	Nov. 14, 2017	[1],[3]			Nov. 21, 2024	[1],[2]	Nov. 21, 2024	[1],[2]			Jul. 15, 2036	[1],[2]	Jul. 15, 2036	[1],[2]			Dec. 01, 2056	[1]	Dec. 01, 2056	[1]			Sep. 15, 2096	[1]	Sep. 15, 2096	[1]			Jul. 14, 2094	[1],[4]
Outstanding US dollar denominated amount										$ 0	[2]					$ 350	[1],[3]					$ 300	[1],[2]					$ 250	[1],[2]					$ 250	[1],[2]					$ 325	[1],[2]					$ 200	[1],[2]					$ 550	[1],[2]					$ 400	[1],[2]					$ 250	[1],[2]					$ 475	[1],[2]					$ 500	[1],[2]					$ 450	[1],[2]					$ 150	[1]					$ 200	[1],[2]					$ 300	[1],[2]					$ 250	[1],[2]					$ 250	[1],[2]									$ 250	[1],[3]					$ 350	[1],[2]					$ 250	[1],[2]					$ 0	[1]					$ 125	[1]
Debt instrument principal outstanding balance												0	[2]	346	[1],[2]			406	[1],[3]	372	[1],[3]			348	[1],[2]	319	[1],[2]			290	[1],[2]	266	[1],[2]			290	[1],[2]	266	[1],[2]			377	[1],[2]	346	[1],[2]			232	[1],[2]	213	[1],[2]			638	[1],[2]	585	[1],[2]			464	[1],[2]	425	[1],[2]			290	[1],[2]	266	[1],[2]			551	[1],[2]	505	[1],[2]			581	[1],[2]	532	[1],[2]			522	[1],[2]	479	[1],[2]			174	[1]	159	[1]			232	[1],[2]	213	[1],[2]			348	[1],[2]	319	[1],[2]			290	[1],[2]	266	[1],[2]			290	[1],[2]	266	[1],[2]	250	[1],[2]	0	[1],[2]			290	[1],[3]	0	[1],[3]			406	[2]	0	[2]			290	[1],[2]	266	[1],[2]			0	[1]	7	[1]			145	[1]	133	[1]					670	783	0	273	50	250
Debt instrument principal outstanding before unamortized discount	9,266		8,697
Net unamortized discount	857		857
Total debt	8,409	[5]	7,840	[5]	6,425	8,546	[1]	7,391	[1]																																																																																																																																															842	[1],[4]	842	[1],[4]
Current portion of long-term debt	544		1,021
Total long-term debt	7,865		6,819
Discounted Debt [Abstract]
Discounted debt on non-interest bearing 90 year subordinated note																																																																																																																																																								9
Imputed interest rate on non-interest bearing 90 year subordinated note																																																																																																																																																								5.75%
Discount included in the net unamortized discount for the non-interest bearing 90 year subordinated note																																																																																																																																																								833

[1]	The Company's notes, debentures and revolving credit facility are unsecured.
[2]	The fixed rate debt securities are redeemable, in whole or in part, at the option of the Company, at any time, at the greater of par and a formula price based on interest rates prevailing at the time of redemption.
[3]	These 2-year and 3-year floating rate notes bear interest at the three-month London Interbank Offered Rate (LIBOR) plus 0.20% and LIBOR plus 0.17%, respectively. The interest rate on the 2-year floating rate notes as at December 31, 2014 was 0.43% (0.44% as at December 31, 2013). The interest rate on the 3-year floating rate notes issued in 2014 was 0.40%.
[4]	The Company records these notes as a discounted debt of $9 million, using an imputed interest rate of 5.75%. The discount of $833 million is included in the net unamortized discount.
[5]	See Note 17 - Financial instruments, for the fair value of debt.